Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries and employee benefits	$ 2,054	$ 1,989
Directors' fees	296	233
Share-based compensation	2,272	3,182
Remuneration of directors and the senior management team	$ 4,622	$ 5,404